Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Intangible Assets And Goodwill [Line Items]
Amortization expense related to core deposit intangible	$ 547,153	$ 237,437	$ 183,194
Maximum
Intangible Assets And Goodwill [Line Items]
Useful lives of intangible asset, core deposit	13 years
Minimum
Intangible Assets And Goodwill [Line Items]
Useful lives of intangible asset, core deposit	5 years